Vanguard Target Maturity 2028 Corporate Bond ETF Investment Objectives and Goals - ETF Prospectus [Member] - Vanguard Target Maturity 2028 Corporate Bond ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard Target Maturity 2028 Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Target Maturity 2028 Corporate Bond ETF (the “Fund”) seeks to track the performance of a market-weighted index composed of U.S. dollar-dominated, investment-grade corporate bonds maturing in 2028.